Related Party Balances and Transactions - Schedule of Related Party Transactions (Detail) - Related Party [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due from related parties	¥ 383	¥ 489
Due to related parties	2,451	495
Shareholders [Member]
Related Party Transaction [Line Items]
Due from related parties	106	149
Huibao Huipei [Member]
Related Party Transaction [Line Items]
Due from related parties	277	340
Due to related parties	451
Xiaoke [Member]
Related Party Transaction [Line Items]
Due to related parties	¥ 2,000	¥ 495